Investments - Results of operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenues	$ 2,721	$ 2,101	$ 2,347
Equity income (Note 10)	9	1	$ 0
Consolidated structured entities [member]
Disclosure of subsidiaries [line items]
Revenues	19	3
Operating expense	(10)	(2)
Equity income (Note 10)	$ 9	$ 1